Average Annual Total Returns{- Fidelity Value Discovery K6 Fund} - 07.31 Fidelity Value Discovery K6 Fund PRO-07 - Fidelity Value Discovery K6 Fund	Fidelity Value Discovery K6 Fund Return Before Taxes Past 1 year	Fidelity Value Discovery K6 Fund Return Before Taxes Since Inception		RS008 Past 1 year	RS008 Since Inception
Total	25.10%	11.65%	[1]	25.37%	11.29%	[1]

[1]	(a)From May 25, 2017